Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
VistaShares Artificial Intelligence Supercycle ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Artificial Intelligence Supercycle ETF
Class Name	VistaShares Artificial Intelligence Supercycle ETF
Trading Symbol	AIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Artificial Intelligence Supercycle ETF (the "Fund") for the period December 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vistashares.com/. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Artificial Intelligence Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	https://www.vistashares.com/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Artificial Intelligence Supercycle ETF	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Net Assets	$ 13,944,000
Holdings Count | Holdings	72
Advisory Fees Paid, Amount	$ 22,830
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$13,944
Number of Holdings	72
Total Advisory Fee Paid	$22,830
Portfolio Turnover Rate	10%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(Percentage of Net Assets)
SK Hynix, Inc.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5
Micron Technology, Inc.	4.4
GE Vernova, Inc.	3.9
Nutanix, Inc.	3.9
Commvault Systems, Inc.	3.8
Vertiv Holdings, Co.	3.8
Asustek Computer, Inc.	3.5
Silicon Motion Technology Corp.	3.3
Legrand SA	3.3

Material Fund Change [Text Block]	How Has the Fund Changed? There we no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.